Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Partners Contributions [Member] DSS holding	Partners Contributions [Member] Diamond S Shipping	Common Stock Athena SpinCo Inc	Common Stock Diamond S Shipping	Contribution Receivable from Parent Athena SpinCo Inc	Additional Paid-in Capital DSS holding	Additional Paid-in Capital Diamond S Shipping	Accumulated Other Comprehensive Income DSS holding	Accumulated Other Comprehensive Income Diamond S Shipping	Retained Earnings [Member] Athena SpinCo Inc	Retained Earnings [Member] DSS holding	Retained Earnings [Member] Diamond S Shipping	Noncontrolling Interests DSS holding	Noncontrolling Interests Diamond S Shipping	Athena SpinCo Inc	Capital Product Partners, L.P. ("CPLP")	DSS holding	Diamond S Shipping
Balance at January 1, at Dec. 31, 2015																$ 637,240,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income																35,648,000
Net income																35,648,000
Net transfers from/(to) parent																(52,602,000)
Balance at December 31, at Dec. 31, 2016																620,286,000
Balance at Mar. 31, 2016	$ 994,770,585					$ 2,558,076		$ (1,295,166)			$ 82,778,830		$ 18,142,544				$ 1,096,954,869
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges								5,816,646									5,816,646
Capital contributions for NT Suez Holdco LLC													16,208,808				16,208,808
Dividends distributed											(60,000,000)						(60,000,000)
Net (loss) income											23,683,134		138,103				23,821,237
Net income																	23,683,134
Balance at Mar. 31, 2017	994,770,585					2,558,076		4,521,480			46,461,964		34,489,455				1,082,801,560
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income																24,737,000
Net income																24,737,000
Net transfers from/(to) parent																(60,566,000)
Balance at Dec. 31, 2017		$ 994,771,000					$ 2,558,000		$ 4,773,000			$ 29,629,000		$ 35,029,000				$ 1,066,760,000
Balance at December 31, at Dec. 31, 2017																584,457,000
Balance at Mar. 31, 2017	994,770,585					2,558,076		4,521,480			46,461,964		34,489,455				1,082,801,560
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income																	(17,273,899)
Net income																	(16,833,574)
Balance at Dec. 31, 2017		994,771,000					2,558,000		4,773,000			29,629,000		35,029,000				1,066,760,000
Balance at December 31, at Dec. 31, 2017																584,457,000
Balance at Mar. 31, 2017	994,770,585					2,558,076		4,521,480			46,461,964		34,489,455				1,082,801,560
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges								1,608,441									1,608,441
Capital contributions for NT Suez Holdco LLC													980,000				980,000
Net (loss) income											(30,560,363)		(776,252)				(31,336,615)
Net income																	(30,560,363)
Balance at Mar. 31, 2018	994,770,585	994,771,000				2,558,076	2,558,000	6,129,921	6,129,000		15,901,601	15,902,000	34,693,203	34,693,000			1,054,053,386	1,054,053,000
Balance at December 31, at Mar. 31, 2018																	1,019,360,183
Balance at Dec. 31, 2017		994,771,000					2,558,000		4,773,000			29,629,000		35,029,000				1,066,760,000
Balance at January 1, at Dec. 31, 2017																584,457,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges									1,356,000									1,356,000
Net (loss) income												(13,727,000)		(336,000)			(14,063)	(14,063,000)
Net income																	(13,727)
Balance at Mar. 31, 2018	994,770,585	994,771,000				2,558,076	2,558,000	6,129,921	6,129,000		15,901,601	15,902,000	34,693,203	34,693,000			1,054,053,386	1,054,053,000
Balance at December 31, at Mar. 31, 2018																	1,019,360,183
Balance at Dec. 31, 2017		994,771,000					2,558,000		4,773,000			29,629,000		35,029,000				1,066,760,000
Balance at January 1, at Dec. 31, 2017																584,457,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges																		1,608,000
Net (loss) income																		(56,341,000)
Net income																		(55,325,000)
Balance at Sep. 30, 2018		994,771,000					2,558,000		6,381,000			(25,696,000)		34,062,000				1,012,076,000
Balance at Dec. 31, 2017		994,771,000					2,558,000		4,773,000			29,629,000		35,029,000				1,066,760,000
Balance at January 1, at Dec. 31, 2017																584,457,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income																9,535,000
Net income																9,535,000
Net transfers from/(to) parent																6,082,000
Balance at Dec. 31, 2018	994,770,585	994,771,000	$ 0.5		$ (0.5)	2,558,076	2,558,000	4,387,165	4,387,000	$ (3,250)	(56,477,250)	(56,477,000)	34,607,216	34,607,000	$ (3,250)		979,845,792	979,846,000
Balance at the end of the period (in shares) at Dec. 31, 2018			500
Balance at December 31, at Dec. 31, 2018																600,074,000	945,238,576	945,239,000
Balance at Mar. 31, 2018	994,770,585	994,771,000				2,558,076	2,558,000	6,129,921	6,129,000		15,901,601	15,902,000	34,693,203	34,693,000			1,054,053,386	1,054,053,000
Balance at January 1, at Mar. 31, 2018																	1,019,360,183
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges									319,000									319,000
Capital contributions for Diamond Anglo Ship Management PTE. LTD.														49,000				49,000
Net (loss) income												(19,576,000)		(417,000)			(19,993)	(19,993,000)
Net income																	(19,576)
Balance at Jun. 30, 2018		994,771,000					2,558,000		6,448,000			(3,674,000)		34,325,000				1,034,428,000
Balance at Mar. 31, 2018	994,770,585	994,771,000				2,558,076	2,558,000	6,129,921	6,129,000		15,901,601	15,902,000	34,693,203	34,693,000			1,054,053,386	1,054,053,000
Balance at January 1, at Mar. 31, 2018																	1,019,360,183
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges								(1,742,756)									(1,742,756)
Capital contributions for NT Suez Holdco LLC													49,000				49,000
Net (loss) income											(72,378,851)		(134,987)				(72,513,838)
Net income																	(72,378,851)
Balance at Dec. 31, 2018	994,770,585	994,771,000	$ 0.5		(0.5)	2,558,076	2,558,000	4,387,165	4,387,000	(3,250)	(56,477,250)	(56,477,000)	34,607,216	34,607,000	(3,250)		979,845,792	979,846,000
Balance at the end of the period (in shares) at Dec. 31, 2018			500
Balance at December 31, at Dec. 31, 2018																600,074,000	945,238,576	945,239,000
Balance at Jun. 30, 2018		994,771,000					2,558,000		6,448,000			(3,674,000)		34,325,000				1,034,428,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges									(67,000)									(67,000)
Net (loss) income												(22,022,000)		(263,000)			(22,285)	(22,285,000)
Net income																	(22,023)	(22,022,000)
Balance at Sep. 30, 2018		994,771,000					2,558,000		6,381,000			(25,696,000)		34,062,000				1,012,076,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income																	(30,236)
Net income																	(30,780)
Balance at Dec. 31, 2018	994,770,585	994,771,000	$ 0.5		(0.5)	2,558,076	2,558,000	4,387,165	4,387,000	(3,250)	(56,477,250)	(56,477,000)	34,607,216	34,607,000	(3,250)		979,845,792	979,846,000
Balance at the end of the period (in shares) at Dec. 31, 2018			500
Balance at December 31, at Dec. 31, 2018																600,074,000	945,238,576	945,239,000
Balance at Nov. 13, 2018			$ 0		0.0					0					0
Balance at the beginning of the period (in shares) at Nov. 13, 2018			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares			$ 0.5		(0.5)
Issuance of common shares (in shares)			500
Net (loss) income										(3,250)					(3,250)
Balance at Dec. 31, 2018	994,770,585	994,771,000	$ 0.5		(0.5)	2,558,076	2,558,000	4,387,165	4,387,000	(3,250)	(56,477,250)	(56,477,000)	34,607,216	34,607,000	(3,250)		979,845,792	979,846,000
Balance at the end of the period (in shares) at Dec. 31, 2018			500
Balance at December 31, at Dec. 31, 2018																600,074,000	945,238,576	945,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change (Note 12)												(2,784,000)						(2,784,000)
Merger transaction (Note 3)		(994,771,000)		$ 40,000			1,231,579,000											236,848,000
Unrealized (loss) gain on cash flow hedges									(1,096,000)									(1,096,000)
Net (loss) income												(1,026,000)		206,000				(820,000)
Balance at Mar. 31, 2019		0		40,000			1,234,137,000		3,291,000			(60,287,000)		34,813,000				1,211,994,000
Balance at Dec. 31, 2018	$ 994,770,585	994,771,000	$ 0.5		$ (0.5)	$ 2,558,076	2,558,000	$ 4,387,165	4,387,000	$ (3,250)	$ (56,477,250)	(56,477,000)	$ 34,607,216	34,607,000	$ (3,250)		979,845,792	979,846,000
Balance at the beginning of the period (in shares) at Dec. 31, 2018			500
Balance at January 1, at Dec. 31, 2018																$ 600,074,000	$ 945,238,576	945,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges																		(3,496,000)
Net (loss) income																		(36,840,000)
Net income																		(35,424,000)
Balance at Sep. 30, 2019				40,000			1,236,299,000		891,000			(94,685,000)		34,171,000				1,176,716,000
Balance at December 31, at Sep. 30, 2019																		1,142,545,000
Balance at Mar. 31, 2019		0		40,000			1,234,137,000		3,291,000			(60,287,000)		34,813,000				1,211,994,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges									(1,882,000)									(1,882,000)
Capital contributions for NT Suez Holdco LLC														980,000				980,000
Stock-based compensation							861,000											861,000
Net (loss) income												(8,503,000)		(74,000)				(8,577,000)
Balance at Jun. 30, 2019		$ 0		40,000			1,234,998,000		1,409,000			(68,790,000)		35,719,000				1,203,376,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized (loss) gain on cash flow hedges									(518,000)									(518,000)
Stock-based compensation							1,301,000											1,301,000
Net (loss) income												(25,895,000)		(1,548,000)				(27,443,000)
Net income																		(25,895,000)
Balance at Sep. 30, 2019				$ 40,000			$ 1,236,299,000		$ 891,000			$ (94,685,000)		$ 34,171,000				1,176,716,000
Balance at December 31, at Sep. 30, 2019																		$ 1,142,545,000